INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS BY MAJOR CLASS

Intangible assets consist of the following:

	Patents and Trademarks	Licenses	Accumulated Amortization	Total
Balance as of January 1, 2020	$3,676	$1,301,500	$(566,012)	$739,164
Amortization expense	-	-	(74,896)	(74,896)
Balance as of December 31, 2020	3,676	1,301,500	(640,908)	664,268
Amortization expense	-	-	(37,264)	(37,264)
Balance as of June 30, 2021	$3,676	$1,301,500	$(678,172)	$627,004
Weighted average remaining amortization period at June 30, 2021 (in years)	-	8.43

Intangible assets consist of the following:

	Patents and Trademarks	Licenses	Accumulated Amortization	Total
Balance as of January 1, 2019	$3,676	$1,301,500	$(491,117)	$814,059
Amortization expense	-	-	(74,895)	(74,895)
Balance as of December 31, 2019	3,676	1,301,500	(566,012)	739,164
Amortization expense	-	-	(74,896)	(74,896)
Balance as of December 31, 2020	$3,676	$1,301,500	$(640,908)	$664,268
Weighted average remaining amortization period at December 31, 2020 (in years)	-	8.9

SCHEDULE OF FINITE LIVED INTANGIBLE ASSETS AMORTIZATION EXPENSES

Amortization of intangible assets consists of the following:

	Patents and Trademarks	Licenses	Accumulated Amortization
Balance as of January 1, 2020	$3,312	$562,700	$566,012
Amortization expense	364	74,532	74,896
Balance as of December 31, 2020	3,676	637,232	640,908
Amortization expense	-	37,264	37,264
Balance as of June 30, 2021	$3,676	$674,496	$678,172

Amortization of intangible assets consists of the following:

	Patents and Trademarks	Licenses	Accumulated Amortization
Balance as of January 1, 2019	$2,944	$488,173	$491,117
Amortization expense	368	74,527	74,895
Balance as of December 31, 2019	3,312	562,700	566,012
Amortization expense	364	74,531	74,895
Balance as of December 31, 2020	$3,676	$637,231	$640,907